Financial Instruments (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Effect of interest rate swap hedges on results
Unrealized and realized gains/(losses) on interest rate swaps	$ (39,857)	$ (98,713)	$ (126,150)
Unrealized gains/(losses)	16,285	24,915	22,121
Interest rate swap contracts
Effect of interest rate swap hedges on results
Unrealized losses on swap asset	48,900	114,200	139,400
Fair Value Hedges | Interest rate swap contracts
Fair Value Interest Rate Swap Hedges
Fair value change of interest rate swaps	(500)	(900)	(1,300)
Effect of interest rate swap hedges on results
Unrealized losses on swap asset	(500)	(900)	(1,300)
Reclassification of fair value of hedged debt to Statement of Income	600	600	600
Realized gains	500	1,000	1,400
Unrealized and realized gains/(losses) on interest rate swaps	600	700	$ 700
Related liability of fair value hedged debt	400	1,000
Fair Value Hedges | Interest rate swap contracts | Other current assets
Effect of interest rate swap hedges on results
Related asset of fair value hedged debt	100
Fair Value Hedges | Interest rate swap contracts | Other noncurrent assets
Effect of interest rate swap hedges on results
Related asset of fair value hedged debt		700
Fair Value Hedges | RBS | Interest rate swap contracts
Fair Value Interest Rate Swap Hedges
Fair Value	138	664
LIBOR | Fair Value Hedges | RBS | Interest rate swap contracts | Effective Date 12/15/2004
Fair Value Interest Rate Swap Hedges
Notional Amount on Effective Date	$ 60,528
Fixed Rate (Danaos receives) (as a percent)	5.0125%
Floating Rate (Danaos pays)	0.835%
Fair Value	$ 55	302
LIBOR | Fair Value Hedges | RBS | Interest rate swap contracts | Effective Date 11/17/2004
Fair Value Interest Rate Swap Hedges
Notional Amount on Effective Date	$ 62,342
Fixed Rate (Danaos receives) (as a percent)	5.0125%
Floating Rate (Danaos pays)	0.855%
Fair Value	$ 83	$ 362